Net revenues	9 Months Ended
Sep. 30, 2021
Net revenues

28 Net revenues

	Sep/2021	Sep/2020
Sales revenue
Domestic market
Revenue	52,924,610	28,836,219
Rebates	(76,649)	(82,554)
	52,847,961	28,753,665
Foreign market
Revenue	37,187,212	18,571,584
Rebates	(45,667)	(43,849)
	37,141,545	18,527,735
	89,989,506	47,281,400

Sales and services deductions
Taxes
Domestic market	(12,128,478)	(7,259,647)
Foreign market	(41,340)	(30,743)
Sales returns
Domestic market	(290,822)	(105,925)
Foreign market	(115,770)	(79,964)

	(12,576,410)	(7,476,279)
Net sales and services revenue	77,413,096	39,805,121